Note 2 - Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis 1 (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 11,215	$ 16,932	$ 19,064
Fair Value, Recurring [Member]
Unrealized Gain (Loss), before Tax	(8)	10	(1,254)
Total financial assets	27,518	35,958	90,642
Assets, Fair Value Disclosure	27,510	35,968	89,388
Total financial liabilities	39	26	8,720
Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure	10,736	16,377	14,253
Fair Value, Recurring [Member] | Debt Securities Available for Sale [Member]
Assets, Fair Value Disclosure	16,774	19,591	75,135
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Cash and cash equivalents	9,464	16,377	14,253
Money market funds, fair value	9,464	16,377	14,253
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member] | Cash and Cash Equivalents [Member]
Money market funds, fair value	9,464	16,377	14,253
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Private placement warrant liability	0	0	7
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Corporate Bond Securities [Member]
Debt Securities, Available-for-Sale, Amortized Cost	10,062	2,880	22,139
Unrealized Gain (Loss), before Tax	(3)	1	(240)
Debt Securities, Available-for-Sale	10,059	2,881	21,899
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Corporate Bond Securities [Member] | Debt Securities Available for Sale [Member]
Debt Securities, Available-for-Sale	8,787	2,881	21,899
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Asset-Backed Securities [Member]
Debt Securities, Available-for-Sale, Amortized Cost			3,507
Unrealized Gain (Loss), before Tax			(119)
Debt Securities, Available-for-Sale			3,388
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Commercial Paper [Member]
Debt Securities, Available-for-Sale, Amortized Cost	6,135	8,809	20,760
Unrealized Gain (Loss), before Tax	(5)	5	0
Debt Securities, Available-for-Sale	6,130	8,814	20,760
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Commercial Paper [Member] | Debt Securities Available for Sale [Member]
Debt Securities, Available-for-Sale	6,130	8,814	20,760
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Government Debt Securities [Member]
Debt Securities, Available-for-Sale, Amortized Cost	1,857	7,892	29,983
Unrealized Gain (Loss), before Tax	0	4	(895)
Debt Securities, Available-for-Sale	1,857	7,896	29,088
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Government Debt Securities [Member] | Debt Securities Available for Sale [Member]
Debt Securities, Available-for-Sale	1,857	7,896	29,088
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Convertible notes			8,594
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Derivative warrant liability	$ 39	$ 26	$ 119